SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
SUBSEQUENT EVENTS [Text Block]
13.	SUBSEQUENT EVENTS

a) Increase in Authorized Share Capital

On March 20, 2013 the Company filed with the Secretary of the State of Delaware a certificate of amendment (the “Amendment”) to the Company’s certificate of incorporation. The Amendment increased the number of authorized shares of the Company’s common stock, par value $0.001, from 50,000,000 to 100,000,000 common shares. The Amendment was approved by the shareholders of the Company on March 15, 2013 at the annual meeting of shareholders.

b) Working Capital loan

On March 14, 2013, the Company borrowed from a director $100,000 for general working capital purposes (“Working Capital Loan”). The Working Capital Loan proceeds will be used for general working capital purposes and the Working Capital Loan, together with interest at 6% per annum, accrued and calculated daily, plus $6,000 will be repaid on the earlier of July 30, 2013 and demand. The Company also granted 50,000 warrants to the director as an incentive consideration for the loan. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years. The estimated fair value of these warrants is $15,637, which will be expensed in the second quarter of 2013.

c) Lease of office premises

The Company executed a lease in Oakville, Ontario, Canada for a period of five years commencing May 1, 2013. The annual rental is $39,134 plus utilities and taxes

16.	SUBSEQUENT EVENTS

a) Consulting agreements:

Effective January 1, 2013, SDI executed an agreement with a director to pay compensation for $5,000 per month. The agreement expires June 30, 2013. Either party may terminate the consulting agreement by giving 30 days written notice.

Effective January 1, 2013, SDI executed an agreement with a Company in which a director has an interest in, for a period of two years to pay compensation of $8,500 per month with a 5% increase on the first anniversary date for services rendered. Either party may terminate the consulting agreement by giving 30 days written notice.

b) Issue of warrants

On January 30, 2013, SDI borrowed CDN $200,000 for general working capital purposes (the “Working Capital Loan”) with interest of 6% per annum repayable on the earlier of demand for repayment by lender or July 30, 2013. The lender received bonus warrants to purchase 100,000 common shares at an exercise price of CDN $0.50. The warrants expire 24 months from the date of receipt of funds

c) Conversion of convertible debentures to common shares

On January 23, 2013 SDI converted $500,000 convertible debt plus accrued interest into 1,801,480 common shares.

d) Prospectus

On February 21, 2013 the Company filed a preliminary prospectus in Canada (Ontario, Alberta and British Columbia) to raise gross proceeds of CDN $3,000,000 by issue of 750,000,000 common shares (the “Offering”) in accordance with the terms of the prospectus. Macquarie Private Wealth Inc. is acting as an agent for services rendered in connection with the Offering. The Company will pay the Agent a cash commission (the “Agent’s Fee”) equal to 9.0% of the gross proceeds of the Offering, plus an option (the “Agent’s Option”) to acquire Common Shares equal to 9.0% of the Common Shares placed by the Agent at an exercise price equal to the Offering Price for a period of 24 months from the date of the Offering. The Corporation will pay to the Agent a corporate finance fee in the amount of CDN$35,000 plus applicable taxes for services rendered in connection with the Offering. The Agent will also be reimbursed for its reasonable expenses in connection with the Offering. The prospectus will also serve as a listing application for the Company’s shares to be listed on the TSX Venture Exchange.